UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09685

Pioneer High Yield Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High Yield Fund

NQ | January 31, 2019

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

	Shares		Value
		UNAFFILIATED ISSUERS - 98.3%
		COMMON STOCKS - 1.6% of Net Assets
		Airlines - 0.2%
	19,931(a)	United Continental Holdings, Inc.	$1,739,379
		Total Airlines	$1,739,379
		Chemicals - 0.1%
	9,227	LyondellBasell Industries NV	$802,472
		Total Chemicals	$802,472
		Consumer Finance - 0.2%
	17,785	Capital One Financial Corp.	$1,433,293
		Total Consumer Finance	$1,433,293
		Equity Real Estate Investment Trusts (REITs) - 0.2%
	76,215	Uniti Group, Inc.	$1,517,441
		Total Equity Real Estate Investment Trusts (REITs)	$1,517,441
		Health Care Providers & Services - 0.4%
	255,259(a)	BioScrip, Inc.	$926,590
	9,264	Cigna Corp.	1,851,040
		Total Health Care Providers & Services	$2,777,630
		Oil, Gas & Consumable Fuels - 0.2%
	6,967,063^(a)	Ascent CNR Corp.	$1,497,919
		Total Oil, Gas & Consumable Fuels	$1,497,919
		Pharmaceuticals - 0.2%
	9,539	Allergan Plc	$1,373,425
		Total Pharmaceuticals	$1,373,425
		Technology Hardware, Storage & Peripherals - 0.1%
	33,088(a)	NCR Corp.	$885,104
		Total Technology Hardware, Storage & Peripherals	$885,104
		TOTAL COMMON STOCKS
		(Cost $10,185,357)	$12,026,663
		CONVERTIBLE PREFERRED STOCKS - 1.6% of Net Assets
		Banks - 1.6%
	3,620(b)	Bank of America Corp., 7.25%	$4,681,239
	5,721(b)	Wells Fargo & Co., 7.5%	7,335,466
		Total Banks	$12,016,705
		Health Care Providers & Services - 0.0%†
	742^(a)	BioScrip, Inc.	$83,236
		Total Health Care Providers & Services	$83,236
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $11,375,562)	$12,099,941
		PREFERRED STOCK - 0.3% of Net Assets
		Consumer Finance - 0.3%
	97,845(c)	GMAC Capital Trust I, 8.401% (3 Month USD LIBOR + 579 bps), 2/15/40	$2,554,733
		Total Consumer Finance	$2,554,733
		TOTAL PREFERRED STOCK
		(Cost $2,331,191)	$2,554,733
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITES - 0.3% of Net Assets
	2,513,900(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$1,738,404
	750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	757,884
		TOTAL ASSET BACKED SECURITIES
		(Cost $3,182,161)	$2,496,288
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
	750,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class C, 5.646%, 4/15/47	$737,812
	1,856,719(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.657%, 5/15/46	1,882,089
	173,377(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.657%, 5/15/46	173,529
	1,300,000(d)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.842% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	1,273,022
	400,000(c)	Commercial Mortgage Trust, Series 2014-UBS4, Class D, 4.687%, 8/10/47 (144A)	354,164
	295,966	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	209,959
	600,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.169%, 4/15/46	517,561
	500,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.891%, 1/15/47 (144A)	494,655
	1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.703%, 8/15/47 (144A)	1,148,006
	1,100,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.665%, 2/25/52 (144A)	873,437
	650,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	583,104
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	200,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.231%, 6/15/44 (144A)	$194,709
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $8,202,326)	$8,442,047
		CONVERTIBLE CORPORATE BONDS - 5.6% of Net Assets
		Biotechnology - 1.3%
	2,982,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$2,854,078
	3,350,000	Insmed, Inc., 1.75%, 1/15/25	3,029,743
	2,455,000	Medicines Co., 2.5%, 1/15/22	2,248,913
	955,000	Medicines Co., 2.75%, 7/15/23	751,317
	632,000	Medicines Co., 3.5%, 1/15/24 (144A)	709,815
		Total Biotechnology	$9,593,866
		Commercial Services - 0.1%
	1,250,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,085,451
		Total Commercial Services	$1,085,451
		Computers - 0.3%
	2,172,000	Pure Storage, Inc., 0.125%, 4/15/23 (144A)	$2,113,195
		Total Computers	$2,113,195
		Engineering & Construction - 0.1%
	1,040,000	Dycom Industries, Inc., 0.75%, 9/15/21	$994,160
		Total Engineering & Construction	$994,160
		Healthcare-Products - 0.7%
	1,390,000	Endologix, Inc., 3.25%, 11/1/20	$992,268
	4,312,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	4,639,997
		Total Healthcare-Products	$5,632,265
		Home Builders - 0.5%
	3,530,000	KB Home, 1.375%, 2/1/19	$3,530,000
		Total Home Builders	$3,530,000
		Internet - 0.3%
	2,770,000	Palo Alto Networks, Inc., 0.75%, 7/1/23 (144A)	$2,881,235
		Total Internet	$2,881,235
		Media - 0.4%
	3,351,000	DISH Network Corp., 2.375%, 3/15/24	$2,771,361
		Total Media	$2,771,361
		Oil & Gas - 0.2%
	2,000,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$1,890,000
		Total Oil & Gas	$1,890,000
		Semiconductors - 0.6%
	1,675,000	Microchip Technology, Inc., 1.625%, 2/15/27	$1,792,250
	1,372,000	ON Semiconductor Corp., 1.625%, 10/15/23	1,658,217
	1,060,000	Synaptics, Inc., 0.5%, 6/15/22	946,156
		Total Semiconductors	$4,396,623
		Software - 0.8%
	3,475,000	Akamai Technologies, Inc., 0.125%, 5/1/25 (144A)	$3,316,495
	2,785,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	2,679,390
		Total Software	$5,995,885
		Transportation - 0.3%
	2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,037,011
		Total Transportation	$2,037,011
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $44,339,588)	$42,921,052
		CORPORATE BONDS - 74.5% of Net Assets
		Advertising - 0.6%
	4,591,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$4,179,187
		Total Advertising	$4,179,187
		Aerospace & Defense - 0.5%
	3,850,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$3,710,437
		Total Aerospace & Defense	$3,710,437
		Airlines - 0.3%
	1,920,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$1,928,448
		Total Airlines	$1,928,448
		Auto Parts & Equipment - 1.0%
	4,275,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$4,104,000
	3,852,000	Titan International, Inc., 6.5%, 11/30/23	3,534,210
		Total Auto Parts & Equipment	$7,638,210
		Banks - 3.3%
	600,000(b)(c)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	$646,014
	3,600,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	3,589,488
	1,097,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	1,127,168
	3,300,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,027,750
	4,135,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,783,525
	1,135,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	1,110,371
	2,000,000(b)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	2,025,000
	3,038,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,681,035
	650,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	692,055
	Principal
	Amount
	USD ($)		Value
		Banks - (continued)
	4,125,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	$4,261,125
	1,500,000(b)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	1,509,375
	1,141,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,186,412
		Total Banks	$25,639,318
		Building Materials - 1.0%
	4,390,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$4,071,725
	2,217,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	2,114,464
	1,592,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	1,580,060
		Total Building Materials	$7,766,249
		Chemicals - 3.4%
	2,830,000	CF Industries, Inc., 3.45%, 6/1/23	$2,730,950
	710,000	CF Industries, Inc., 5.375%, 3/15/44	617,026
	4,603,000	Chemours Co., 7.0%, 5/15/25	4,804,381
	958,000	Hexion, Inc., 6.625%, 4/15/20	763,406
	4,330,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	4,221,750
	4,300,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	4,085,000
	859,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	790,280
	1,000,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	925,000
	3,600,000	OCI NV, 6.625%, 4/15/23 (144A)	3,699,000
	3,765,000	Olin Corp., 5.0%, 2/1/30	3,473,213
		Total Chemicals	$26,110,006
		Coal - 0.4%
	3,136,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$3,041,920
		Total Coal	$3,041,920
		Commercial Services - 2.8%
	1,814,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$1,732,370
	4,341,000	Brink's Co., 4.625%, 10/15/27 (144A)	4,123,950
	2,125,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	2,026,719
	2,302,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	2,307,755
	1,550,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	1,437,625
	700,000	United Rentals North America, Inc., 4.625%, 10/15/25	671,650
	700,000	United Rentals North America, Inc., 4.875%, 1/15/28	664,125
	2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	1,990,306
	385,000	United Rentals North America, Inc., 5.875%, 9/15/26	390,775
	1,858,000	United Rentals North America, Inc., 6.5%, 12/15/26	1,927,675
	3,249,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	3,271,093
		Total Commercial Services	$20,544,043
		Computers - 0.2%
	2,100,000	Western Digital Corp., 4.75%, 2/15/26	$1,953,000
		Total Computers	$1,953,000
		Distribution & Wholesale - 0.6%
	3,375,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	$3,290,625
	1,877,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	1,834,767
		Total Distribution & Wholesale	$5,125,392
		Diversified Financial Services - 1.7%
	2,848,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$2,869,360
	2,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	2,540,437
	470,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	475,734
	7,220,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	7,201,950
		Total Diversified Financial Services	$13,087,481
		Electric - 1.6%
	2,864,000	Calpine Corp., 5.75%, 1/15/25	$2,699,320
	2,546,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	2,351,868
	1,669,000	NRG Energy, Inc., 6.25%, 5/1/24	1,727,415
	1,224,000	NRG Energy, Inc., 6.625%, 1/15/27	1,288,529
	710,000	NRG Energy, Inc., 7.25%, 5/15/26	767,368
	320,035	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	340,837
	50,000	Talen Energy Supply LLC, 4.6%, 12/15/21	45,750
	2,802,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,816,010
		Total Electric	$12,037,097
		Electrical Components & Equipment - 0.2%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,676,415
		Total Electrical Components & Equipment	$1,676,415
		Electronics - 0.2%
	1,995,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$1,902,133
		Total Electronics	$1,902,133
		Energy-Alternate Sources - 0.2%
	1,950,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	$1,906,125
		Total Energy-Alternate Sources	$1,906,125
		Entertainment - 1.7%
	700,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	$710,325
	1,159,000	Eldorado Resorts, Inc., 6.0%, 9/15/26 (144A)	1,156,102
	2,600,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	2,450,500
	785,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	795,794
	575,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	540,500
	Principal
	Amount
	USD ($)		Value
		Entertainment - (continued)
	1,450,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	$1,374,310
	5,598,000	Scientific Games International, Inc., 10.0%, 12/1/22	5,884,898
		Total Entertainment	$12,912,429
		Environmental Control - 1.4%
	4,182,000	Covanta Holding Corp., 6.0%, 1/1/27	$4,004,265
	3,647,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	3,409,945
	3,668,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	3,603,810
		Total Environmental Control	$11,018,020
		Food - 1.8%
	1,775,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$1,661,844
	2,356,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	2,361,890
	2,241,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	2,207,385
	1,752,000	Ingles Markets, Inc., 5.75%, 6/15/23	1,769,520
	2,738,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,799,605
	1,503,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,450,395
	2,306,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,210,854
		Total Food	$14,461,493
		Forest Products & Paper - 0.5%
	3,718,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$3,569,280
		Total Forest Products & Paper	$3,569,280
		Healthcare-Products - 0.0%†
	358,000	Agiliti Health, Inc., 7.625%, 8/15/20	$358,000
		Total Healthcare-Products	$358,000
		Healthcare-Services - 3.5%
	1,220,000	Centene Corp., 4.75%, 1/15/25	$1,236,775
	2,291,000	Centene Corp., 5.375%, 6/1/26 (144A)	2,365,457
	1,953,000	Centene Corp., 5.625%, 2/15/21	1,982,295
	800,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	764,000
	6,684,000	HCA, Inc., 5.375%, 2/1/25	6,899,158
	847,000	HCA, Inc., 5.625%, 9/1/28	875,849
	563,000	HCA, Inc., 5.875%, 2/1/29	589,743
	3,465,000	Molina Healthcare, Inc., 5.375%, 11/15/22	3,534,300
	3,069,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	3,237,795
	2,365,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,927,475
	4,075,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	4,136,125
		Total Healthcare-Services	$27,548,972
		Home Builders - 5.1%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$1,700,000
	6,095,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	5,455,025
	8,375,000	KB Home, 7.0%, 12/15/21	8,804,218
	2,545,000	Lennar Corp., 4.75%, 11/15/22	2,554,544
	3,986,000	Lennar Corp., 4.75%, 11/29/27	3,776,735
	1,540,000	Lennar Corp., 5.375%, 10/1/22	1,570,800
	3,975,000	Lennar Corp., 6.25%, 12/15/21	4,138,969
	1,450,000	Meritage Homes Corp., 6.0%, 6/1/25	1,435,500
	3,660,000	Meritage Homes Corp., 7.0%, 4/1/22	3,847,575
	4,090,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	4,049,100
	1,840,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	1,591,600
		Total Home Builders	$38,924,066
		Home Furnishings - 0.2%
	1,750,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$1,671,250
		Total Home Furnishings	$1,671,250
		Hotels, Restaurants & Leisure - 0.3%
	2,735,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$2,803,375
		Total Hotels, Restaurants & Leisure	$2,803,375
		Internet - 0.6%
	4,725,000	Netflix, Inc., 4.375%, 11/15/26	$4,473,985
		Total Internet	$4,473,985
		Iron & Steel - 0.8%
	1,438,000	Commercial Metals Co., 4.875%, 5/15/23	$1,380,480
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	1,119,300
	4,310,000	Commercial Metals Co., 5.75%, 4/15/26	4,083,725
	74,000	United States Steel Corp., 6.25%, 3/15/26	67,063
		Total Iron & Steel	$6,650,568
		Leisure Time - 0.9%
	575,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$615,969
	4,640,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	4,535,600
	1,850,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	1,803,565
		Total Leisure Time	$6,955,134
		Lodging - 0.2%
	1,710,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$1,731,375
		Total Lodging	$1,731,375
		Machinery-Diversified - 0.5%
	3,601,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$3,835,065
		Total Machinery-Diversified	$3,835,065
	Principal
	Amount
	USD ($)		Value
		Media - 4.3%
	1,840,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,849,752
	1,645,000	Altice France SA, 8.125%, 2/1/27 (144A)	1,616,048
	2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,175,500
	6,925,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	7,028,875
	1,375,000	CSC Holdings LLC, 5.375%, 7/15/23 (144A)	1,390,056
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,922,500
	1,055,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	1,044,450
	2,005,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,959,847
	1,670,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	1,747,238
	2,650,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	2,603,625
	936,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	969,134
	2,573,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	2,470,080
	2,283,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	2,263,024
	4,176,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	4,361,414
		Total Media	$33,401,543
		Metal Fabricate & Hardware - 0.4%
	3,235,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$3,121,775
		Total Metal Fabricate & Hardware	$3,121,775
		Mining - 1.1%
	2,550,000	Coeur Mining, Inc., 5.875%, 6/1/24	$2,355,307
	2,000,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	1,812,500
	2,096,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,158,880
	2,008,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	2,063,220
		Total Mining	$8,389,907
		Miscellaneous Manufacturers - 1.4%
	4,485,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$4,440,150
	2,600,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	2,496,000
	4,130,000	EnPro Industries, Inc., 5.75%, 10/15/26 (144A)	4,109,350
		Total Miscellaneous Manufacturers	$11,045,500
		Oil & Gas - 8.7%
	2,053,000	Antero Resources Corp., 5.0%, 3/1/25	$1,981,145
	6,525,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	6,117,187
	1,965,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	1,513,050
	875,000	Comstock Resources, Inc., 9.75%, 8/15/26 (144A)	809,375
	1,802,000	Covey Park Energy LLC/Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,666,850
	1,050,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	971,250
	3,340,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,980,950
	2,060,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,936,400
	2,120,000	Halcon Resources Corp., 6.75%, 2/15/25	1,632,400
	1,545,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,529,550
	3,246,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	2,840,250
	1,559,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	1,504,435
	4,695,000	Marathon Petroleum Corp., 5.375%, 10/1/22 (144A)	4,722,712
	1,025,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,007,062
	859,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	758,067
	4,054,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,917,177
	705,000	Newfield Exploration Co., 5.625%, 7/1/24	738,487
	3,141,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,133,148
	540,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	534,600
	1,900,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,883,375
	2,888,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)	2,959,819
	1,965,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,969,323
	1,365,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	1,248,975
	3,287,000	Resolute Energy Corp., 8.5%, 5/1/20	3,295,218
	653,000	Sanchez Energy Corp., 6.125%, 1/15/23	114,275
	4,172,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	3,786,090
	265,000	SM Energy Co., 6.125%, 11/15/22	265,663
	2,020,000	SM Energy Co., 6.75%, 9/15/26	1,990,003
	625,000	Sunoco LP/Sunoco Finance Corp., 5.875%, 3/15/28	610,156
	3,450,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	3,260,250
	1,796,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,813,960
	1,005,000	Whiting Petroleum Corp., 6.625%, 1/15/26	984,900
	1,900,000	WPX Energy, Inc., 5.25%, 9/15/24	1,871,500
	670,000	WPX Energy, Inc., 8.25%, 8/1/23	745,375
		Total Oil & Gas	$67,092,977
		Oil & Gas Services - 1.2%
	1,955,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,928,119
	2,635,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	2,569,125
	874,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	655,500
	1,865,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,823,037
	1,961,000	FTS International, Inc., 6.25%, 5/1/22	1,833,535
	795,000	SESI LLC, 7.75%, 9/15/24	622,088
		Total Oil & Gas Services	$9,431,404
		Packaging & Containers - 2.0%
EUR	950,000(e)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$1,041,020
	Principal
	Amount
	USD ($)		Value
		Packaging & Containers - (continued)
	950,000(e)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	$ 916,750
	2,160,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	2,100,600
	1,985,000	Ball Corp., 5.25%, 7/1/25	2,076,608
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	4,859,336
	434,000	Greif, Inc., 6.5%, 3/1/27 (144A)	436,713
	1,060,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	956,650
	2,790,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	2,852,775
		Total Packaging & Containers	$15,240,452
		Pharmaceuticals - 3.9%
	2,470,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	$2,454,563
	15,483,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	15,153,986
	935,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	966,556
	1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,313,250
	2,350,000	BioScrip, Inc., 8.875%, 2/15/21	2,273,625
	1,460,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,127,850
	2,601,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	2,360,408
	3,705,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	3,686,475
	370,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	391,090
	200,000	Valeant Pharmaceuticals International, 8.5%, 1/31/27 (144A)	209,000
		Total Pharmaceuticals	$29,936,803
		Pipelines - 5.0%
	449,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$417,570
	3,150,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	3,181,500
	5,833,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	5,891,330
	1,065,000	DCP Midstream Operating LP, 2.7%, 4/1/19	1,063,616
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	887,892
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,085,500
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,772,000
	1,050,000	Energy Transfer LP, 4.25%, 3/15/23	1,057,875
	1,414,000	Energy Transfer LP, 5.875%, 1/15/24	1,502,375
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	563,413
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,686,915
	2,760,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	2,530,575
	2,190,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	2,069,550
	1,532,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	1,544,777
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,241,250
	490,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	490,000
	2,695,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,607,412
	2,491,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23	2,494,114
	552,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	569,244
	1,204,000	Williams Cos., Inc., 5.75%, 6/24/44	1,269,236
		Total Pipelines	$37,926,144
		Real Estate - 0.2%
	1,480,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,447,144
		Total Real Estate	$1,447,144
		REITS - 1.4%
	1,750,000	CyrusOne LP/CyrusOne Finance Corp., 5.0%, 3/15/24	$1,763,125
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	5,531,250
	1,225,000	MPT Operating Partnership LP/MPT Finance Corp., 5.0%, 10/15/27	1,192,538
	2,075,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	1,966,062
		Total REITS	$10,452,975
		Retail - 0.4%
	900,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	$ 748,125
	2,134,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	1,675,830
		Total Retail	$2,423,955
		Software - 1.6%
	2,750,000	First Data Corp., 5.0%, 1/15/24 (144A)	$2,810,156
	3,350,000	First Data Corp., 5.75%, 1/15/24 (144A)	3,444,219
	1,740,000	MSCI, Inc., 4.75%, 8/1/26 (144A)	1,733,475
	2,245,000	Open Text Corp., 5.875%, 6/1/26 (144A)	2,317,962
	2,501,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	2,100,840
		Total Software	$12,406,652
		Telecommunications - 6.4%
	1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	$2,000,251
	2,575,000	CenturyLink, Inc., 6.45%, 6/15/21	2,620,835
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,287,124
	2,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	1,814,500
	2,500,000	Frontier Communications Corp., 8.75%, 4/15/22	1,675,000
	3,600,000	Frontier Communications Corp., 11.0%, 9/15/25	2,319,750
	475,000	Level 3 Financing, Inc., 5.375%, 5/1/25	469,063
	18,573,000	Sprint Corp., 7.25%, 9/15/21	19,501,650
	2,050,000	T-Mobile USA, Inc., 4.75%, 2/1/28	1,965,437
	3,445,000	T-Mobile USA, Inc., 5.125%, 4/15/25	3,479,450
	700,000	T-Mobile USA, Inc., 6.0%, 4/15/24	717,500
	860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	909,450
	Principal
	Amount
	USD ($)		Value
		Telecommunications - (continued)
	3,350,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	$3,350,210
	2,975,000	Windstream Services LLC/Windstream Finance Corp., 6.375%, 8/1/23	1,420,563
	2,550,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,403,375
	3,519,000	Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24 (144A)	1,724,310
	1,825,000	Windstream Services LLC/Windstream Finance Corp., 10.5%, 6/30/24 (144A)	1,514,750
		Total Telecommunications	$49,173,218
		Transportation - 0.4%
	3,500,000	syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$2,800,000
		Total Transportation	$2,800,000
		Trucking & Leasing - 0.6%
	1,060,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	$1,046,750
	3,800,000	Fly Leasing, Ltd., 6.375%, 10/15/21	3,809,500
		Total Trucking & Leasing	$4,856,250
		TOTAL CORPORATE BONDS
		(Cost $587,207,393)	$574,305,172
		INSURANCE-LINKED SECURITIES - 3.5% of Net Assets(1)
		Catastrophe Linked Bonds - 1.2%
		Earthquakes - California - 0.2%
	500,000(d)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	$493,900
	800,000(d)	Ursa Re, 8.407% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	787,760
			$1,281,660
		Earthquakes - Mexico - 0.0%†
	350,000(d)	International Bank for Reconstruction & Development, 10.666% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$347,410
		Earthquakes - Peru - 0.1%
	350,000(d)	International Bank for Reconstruction & Development, 8.416% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$349,300
		Multiperil - U.S. - 0.6%
	750,000(d)	Caelus Re V, 2.907% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	$75
	450,000(d)	Caelus Re V, 9.907% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A)	339,525
	1,000,000(d)	Kilimanjaro Re, 9.152% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	1,005,300
	1,250,000(d)	Kilimanjaro Re, 11.652% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,259,500
	1,000,000(d)	Kilimanjaro II Re, 12.063% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A)	1,015,000
	1,000,000(d)	Residential Reinsurance 2016, 7.599% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A)	993,900
			$4,613,300
		Multiperil - Worldwide - 0.3%
	600,000(d)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$598,860
	600,000(d)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	598,440
	600,000(d)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	597,060
	250,000(d)	Galilei Re, 11.146% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	249,025
	250,000(d)	Galilei Re, 11.166% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	248,225
			$2,291,610
		Pandemic - Worldwide - 0.0%†
	400,000(d)	International Bank for Reconstruction & Development, 13.965% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	$290,000
		Total Catastrophe Linked Bonds	$9,173,280
		Collateralized Reinsurance - 0.7%
		Earthquakes - California - 0.1%
	750,000+(f)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$750,000
		Multiperil - U.S. - 0.0%†
	500,000+(a)	Kingsbarns Re 2017, 5/15/19	$76,600
		Multiperil - Worldwide - 0.5%
	460,649+(a)	Clarendon Re 2018, 1/15/20	$410,126
	1,000,000+(a)	Cypress Re 2017, 1/10/20	86,600
	360,822+(a)	Dartmouth Re 2018, 1/15/20	194,988
	138,698+(a)	Dartmouth Re 2019, 1/31/20	109,682
	584,814+(a)	Gloucester Re 2018, 1/15/20	453,780
	553,354+	Kilarney Re 2018, 4/15/19	499,125
	24,000+	Limestone Re 2016-1, 8/31/21	27,564
	24,000+	Limestone Re 2016-1, 8/31/21	27,564
	400,000+	Merion Re 2018, 12/31/21	25,400
	415,430+	Merion Re 2019-1, 12/31/22	329,062
	250,000+	Old Head Re 2019, 12/31/22	206,800
	333,342+(a)	Oyster Bay Re 2018, 1/15/20	302,541
	350,000+(a)	Resilience Re, 4/8/19	354,795
	800,000+(a)	Resilience Re, 5/1/19	8,000
	340,299+(a)	Seminole Re 2018, 1/15/20	302,424
	442,599+(a)	Walton Health Re 2018, 6/15/19	221,300
	400,000+(a)	Wentworth Re 2017, 7/13/19	98,520
	250,000+(a)	Wentworth Re 2019-1, 12/31/22	214,500
			$3,872,771
		Windstorm - Florida - 0.1%
	400,000+	Formby Re 2018, 6/15/19	$403,812
	138,027+(a)	Formby Re 2018-2, 3/31/19	1,132
	Principal
	Amount
	USD ($)		Value
		Windstorm - Florida - (continued)
	750,000+(a)	Portrush Re 2017, 6/15/19	$497,175
			$902,119
		Windstorm - U.S. Regional - 0.0%†
	500,000+(a)	Oakmont Re 2017, 4/15/19	$5,750
	400,000+(a)	Promissum Re 2018, 6/15/19	29,280
			$35,030
		Total Collateralized Reinsurance	$5,636,520
		Industry Loss Warranties - 0.1%
		Multiperil - U.S. - 0.1%
	372,500+	Cypress Re 2018, 4/15/19	$348,250
		Total Industry Loss Warranties	$348,250
		Reinsurance Sidecars - 1.5%
		All Natural Peril - Worldwide - 0.2%
	785,000+(a)	Eden Re II, 3/22/23 (144A)	$791,202
	443,251+(a)	Thopas Re 2019, 12/31/22	445,600
	397,146+(a)	Versutus Re 2019-A, 12/31/21	399,092
			$1,635,894
		Multiperil - U.S. - 0.2%
	4,500,000+(a)	Carnoustie Re 2015, 7/1/19	$14,400
	3,600,000+(a)	Carnoustie Re 2016, 11/30/20	97,200
	1,500,000+(a)	Carnoustie Re 2017, 11/30/21	381,300
	300,000+(a)	Carnoustie Re 2018, 12/31/21	56,970
	1,400,000+(a)	Harambee Re 2018, 12/31/21	1,262,380
	1,500,000+(a)	Prestwick Re 2015-1, 7/1/19	25,500
			$1,837,750
		Multiperil - Worldwide - 1.1%
	700,000+(a)	Alturas Re 2019-2, 3/10/22	$702,030
	1,000,000+(a)	Arlington Re 2015, 2/1/20	48,600
	2,152,482+	Berwick Re 2018-1, 12/31/21	355,375
	1,150,000+(a)	Berwick Re 2019-1, 12/31/22	1,150,000
	400,000+(a)	Blue Lotus Re 2018, 12/31/21	419,000
	250,000+(a)	Eden Re II, 3/22/21	66,300
	37,500+(a)	Eden Re II, 3/22/22 (144A)	116,164
	15,000+(a)	Eden Re II, 3/22/22 (144A)	47,254
	2,400,000+(a)	Gleneagles Re 2016, 11/30/20	148,800
	400,000+(a)	Gleneagles Re 2018, 12/31/21	47,320
	400,000+(a)	Limestone Re 2018, 3/1/22	411,000
	800,000+(a)	Lorenz Re 2017, 3/31/20	119,920
	800,000+(a)	Lorenz Re 2018, 7/1/21	574,800
	1,000,000+(a)	Madison Re 2016, 3/31/19	80,625
	500,000+(a)	Madison Re 2017, 12/31/19	158,550
	400,000+(a)	Madison Re 2018, 12/31/21	317,200
	900,000+(a)	Merion Re 2018-2, 12/31/21	877,743
	4,500,000+(a)	Pangaea Re 2015-1, 2/1/20	8,100
	5,800,000+	Pangaea Re 2015-2, 11/30/19	13,920
	4,200,000+	Pangaea Re 2016-1, 11/30/20	20,580
	2,000,000+	Pangaea Re 2016-2, 11/30/20	10,800
	1,100,000+(a)	Pangaea Re 2017-1, 11/30/21	--
	500,000+(a)	Pangaea Re 2018-1, 12/31/21	29,400
	500,000+(a)	Pangaea Re 2018-3, 7/1/22	426,650
	409,624+(a)	Pangaea Re 2019-1, 2/1/23	411,610
	1,000,000+(a)	St. Andrews Re 2017-1, 2/1/20	67,800
	868,992+(a)	St. Andrews Re 2017-4, 6/1/19	85,509
	250,000+(a)	Thopas Re 2018, 12/31/21	221,650
	4,000,000+(a)	Versutus Re 2016-1, 11/30/20	18,800
	1,100,000+(a)	Versutus Re 2017, 11/30/21	550
	450,000+(a)	Versutus Re 2018, 12/31/21	444,375
	52,853+(a)	Versutus Re 2019-B, 12/31/21	52,853
	300,000+(a)	Viribus Re 2018, 12/31/21	279,000
	405,831+(a)	Woburn Re 2018, 12/31/21	292,198
	300,000+(a)	Woburn Re 2019, 12/31/22	300,000
			$8,324,476
		Total Reinsurance Sidecars	$11,798,120
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $29,035,495)	$26,956,170
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.4% of Net Assets*(d)
		Automobile - 1.4%
	4,008	Allison Transmission, Inc., New Term Loan, 4.26% (LIBOR + 175 bps), 9/23/22	$3,992
	4,242,631	CWGS Group LLC, (aka Camping World, Inc.), Term Loan, 5.257% (LIBOR + 275 bps), 11/8/23	4,023,427
	1,136,535	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999% (LIBOR + 250 bps), 6/30/22	1,101,492
	5,784,820	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.313% (LIBOR + 275 bps), 3/7/24	5,560,659
		Total Automobile	$10,689,570
		Buildings & Real Estate - 0.3%
	2,352,666	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	$2,254,442
		Total Buildings & Real Estate	$2,254,442
	Principal
	Amount
	USD ($)		Value
		Chemicals, Plastics & Rubber - 0.1%
	1,031,108	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	$1,014,417
		Total Chemicals, Plastics & Rubber	$1,014,417
		Computers & Electronics - 0.3%
	2,058,711	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.249% (LIBOR + 175 bps), 3/31/23	$2,037,319
		Total Computers & Electronics	$2,037,319
		Diversified & Conglomerate Service - 0.3%
	405,035	IAP Worldwide Services, Inc., Second Lien Term Loan, 9.303% (LIBOR + 650 bps), 7/18/19	$402,503
	2,466,975	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Tranche B Term Loan, 5.803% (LIBOR + 300 bps), 1/31/21	2,464,405
		Total Diversified & Conglomerate Service	$2,866,908
		Environmental Services - 0.1%
	528,948	WCA Waste Systems, Inc., Initial Term Loan, 4.999% (LIBOR + 250 bps), 8/11/23	$515,724
		Total Environmental Services	$515,724
		Healthcare, Education & Childcare - 0.9%
	1,072,500	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 10/24/23	$1,064,456
	1,807,475	Kinetic Concepts, Inc., Dollar Term Loan, 6.053% (LIBOR + 325 bps), 2/2/24	1,799,001
	3,681,592	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	3,602,210
		Total Healthcare, Education & Childcare	$6,465,667
		Insurance - 0.0%†
	357,729	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.258% (LIBOR + 275 bps), 5/9/25	$344,761
		Total Insurance	$344,761
		Media - 0.2%
	1,354,478	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 5.249% (LIBOR + 275 bps), 3/15/24	$1,267,283
		Total Media	$1,267,283
		Metals & Mining - 0.3%
	2,437,750	Aleris International, Inc., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/27/23	$2,443,844
		Total Metals & Mining	$2,443,844
		Oil & Gas - 0.5%
	3,229,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.249% (LIBOR + 675 bps), 10/29/25	$3,115,985
	729,188	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.519% (LIBOR + 600 bps), 3/1/24	585,173
		Total Oil & Gas	$3,701,158
		Personal, Food & Miscellaneous Services - 0.3%
	3,894,347	Revlon Consumer Products Corp., Initial Term Loan B, 6.207% (LIBOR + 350 bps), 9/7/23	$2,784,458
		Total Personal, Food & Miscellaneous Services	$2,784,458
		Retail - 0.3%
	2,467,532	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.763% (LIBOR + 325 bps), 10/25/20	$2,195,075
		Total Retail	$2,195,075
		Telecommunications - 1.3%
	5,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.756% (LIBOR + 225 bps), 2/22/24	$4,920,535
	5,100,408	Virgin Media Bristol LLC, Facility K, 5.009% (LIBOR + 250 bps), 1/15/26	5,018,057
		Total Telecommunications	$9,938,592
		Utilities - 0.1%
	953,961	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.499% (LIBOR + 200 bps), 8/4/23	$940,844
		Total Utilities	$940,844
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $51,413,205)	$49,460,062
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6% of Net Assets
	13,720,000(g)	U.S. Treasury Bills, 2/5/19	$13,716,566
	6,410,000(g)	U.S. Treasury Bills, 2/12/19	6,405,471
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $20,121,815)	$20,122,037
	Shares		Value
		RIGHTS/WARRANTS - 0.0% of Net Assets
		Healthcare Services - 0.0%†
	2,136^(a)(h)	BioScrip, Inc., 6/30/25	$ 2,499
	2,136^(a)(i)	BioScrip, Inc., 6/30/25	2,969
		Total Healthcare Services	$5,468
		Machinery - 0.0%
	353^(a)(j)	LTR Intermediate Holdings, Inc., 6/29/19	$ –
		Total Machinery	$ –
		Oil, Gas & Consumable Fuels - 0.0%†
	4,728,525(a)(k)	ANR, Inc., 3/31/23	$63,835
	921(a)(l)	Contura Energy, Inc., 7/25/23	27,087
	7,233^(a)(m)	Midstates Petroleum Co., Inc., 4/21/20	–
		Total Oil, Gas & Consumable Fuels	$90,922
		TOTAL RIGHTS/WARRANTS
		(Cost $598,120)	$96,390
	Principal
	Amount
	USD ($)		Value
		TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
		REPURCHASE AGREEMENTS - 0.8%
	1,625,000	$1,625,000 RBC Capital Markets LLC, 2.54%, dated 1/31/19 plus accrued interest on 2/1/19	$1,625,000
		collateralized by $1,856,532 Freddie Mac Giant, 3.5% - 4.5%, 8/1/47 - 5/1/48
	1,625,000	$1,625,000 ScotiaBank, 2.54%, dated 1/31/19 plus accrued interest on 2/1/19	1,625,000
		$694 Freddie Mac Giant, 4.0%, 12/1/41
		$1,631,521 Federal National Mortgage Association, 4.0% - 6.5%, 12/1/23 - 12/1/48
		$25,463 U.S. Treasury Notes, 2.0%, 4/30/24
	1,625,000	$1,625,000 TD Securities USA LLC, 2.55%, dated 1/31/19 plus accrued interest on 2/1/19	1,625,000
		collateralized by $1,657,501 Freddie Mac Giant, 4.5%, 1/1/49
	1,625,000	$1,625,000 TD Securities USA LLC, 2.57%, dated 1/31/19 plus accrued interest on 2/1/19
		collateralized by $1,657,501 Freddie Mac Giant, 4.5%, 1/1/49	1,625,000
			$6,500,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $6,500,000)	$6,500,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.3%
		(Cost $774,492,213)	$757,980,555
		OTHER ASSETS AND LIABILITIES - 1.7%	$12,744,885
		NET ASSETS - 100.0%	$770,725,440

(1)	Securities are restricted as to resale.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $335,640,774, or 43.6% of net assets.

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2019.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(e)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Rate to be determined.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(i)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(j)	LTR Intermediate Holdings, Inc. warrants are exercisable into 353 shares.
(k)	ANR, Inc. warrants are exercisable into 4,728,525 shares.
(l)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(m)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,233 shares.

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
91	S&P 500 EMINI	3/15/19	$11,854,342	$12,305,475	$(451,133)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
8,282,958	Markit CDX North America High Yield Index Series 23	Receive	5.00%	12/20/19	$370,312	$(54,073)	$316,239
5,677,600	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	314,854	30,633	345,487
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$685,166	$(23,440)	$661,726

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(77,625)	$100,318	$22,693
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,838)	64,486	13,648
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(80,238)	101,780	21,542
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(208,701)	$266,584	$57,883
TOTAL SWAP CONTRACTS						$476,465	$243,144	$719,609

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$–	$–	$1,497,919		$1,497,919
All Other Common Stocks	10,528,744	–	--		10,528,744
Convertible Preferred Stocks
Health Care Providers & Services	–	–	83,236		83,236
All Other Convertible Preferred Stocks	12,016,705	–	--		12,016,705
Preferred Stock	2,554,733	–	–		2,554,733
Asset Backed Securities	–	2,496,288	–		2,496,288
Collateralized Mortgage Obligations	–	8,442,047	–		8,442,047
Convertible Corporate Bonds	–	42,921,052	–		42,921,052
Corporate Bonds	–	574,305,172	–		574,305,172
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	750,000		750,000
Multiperil - U.S.	–	–	76,600		76,600
Multiperil - Worldwide	–	–	3,872,771		3,872,771
Windstorm - Florida	–	–	902,119		902,119
Windstorm - U.S. Regional	–	–	35,030		35,030
Industry Loss Warranties
Multiperil - U.S.	–	–	348,250		348,250
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	1,635,894		1,635,894
Multiperil - U.S.	–	–	1,837,750		1,837,750
Multiperil - Worldwide	–	--	8,324,476		8,324,476
All Other Insurance-Linked Securities	–	9,173,280	–		9,173,280
Senior Secured Floating Rate Loan Interests	–	49,460,062	–		49,460,062
U.S. Government and Agency Obligations	–	20,122,037	–		20,122,037
Rights/Warrants
Healthcare Services	–	–	5,468		5,468
Machinery	–	–	--	*	--	*
Oil, Gas & Consumable Fuels	27,087	63,835	–		90,922
Repurchase Agreements	–	6,500,000	–		6,500,000
Total Investments in Securities	$25,127,269	$713,483,773	$19,369,513		$757,980,555
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(451,133)	$–	$–		$(451,133)
Swap contracts, at value	–	719,609	–		719,609
Total Other Financial Instruments	$(451,133)	$719,609	$–		$268,476

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Convertible Preferred Stocks	Insurance- Linked Securities	Rights/ Warrants	Total
Balance as of 10/31/18	$1,497,919	$67,898	$21,319,302	$2,713	$22,887,832
Realized gain (loss)	--	--	(4,368)	--	(4,368)
Change in unrealized appreciation (depreciation)	--	15,338	(1,365,922)	2,755	(1,347,829)
Accrued discounts/premiums	--	--	2,074	--	2,074
Purchases	--	--	5,543,399	--	5,543,399
Sales	--	--	(7,711,595)	--	(7,711,595)
Transfers in to Level 3*	--	--	--	--	–
Transfers out of Level 3*	--	--	--	--	–
Balance as of 1/31/19	$1,497,919	$83,236	$17,782,890	$5,468	$19,369,513

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(1,276,994).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.